Financial Assets and Liabilities - Summary of movement of leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Disclosure Of Movement Of Leases [Line Items]
At January 1, 2019	R$ 553,350
At December 31, 2018		R$ 553,350
Beginning balance		944,138
Initial Recognition Of IFRS 16	1,469,959
Additions	2,777,275
Recognition of interest	512,964	144,763
Transfer of liabilities	(117,428)
Payment of principal	(423,823)	(384,752)
Payment of interest	(249,325)	(150,799)
Contracts monetary correction	71,916
Current			R$ 542,475
Non-current			4,052,413
Ending balance	4,594,888
Total	4,594,888	944,138	4,594,888
Finance Lease [Member]
Disclosure Of Movement Of Leases [Line Items]
At January 1, 2019	553,350
At December 31, 2018		553,350
Beginning balance		944,138
Recognition of interest	81,982	144,763
Payment of principal	(132,100)	(384,752)
Payment of interest	(73,641)	(150,799)
Current			97,242
Non-current			332,349
Ending balance	429,591
Total	429,591	944,138	429,591
Operational Lease [Member]
Disclosure Of Movement Of Leases [Line Items]
At January 1, 2019	1,469,959
At December 31, 2018		R$ 1,469,959
Initial Recognition Of IFRS 16	1,469,959
Additions	2,777,275
Recognition of interest	430,982
Transfer of liabilities	(117,428)
Payment of principal	(291,723)
Payment of interest	(175,684)
Contracts monetary correction	71,916
Current			445,233
Non-current			3,720,064
Ending balance	4,165,297
Total	R$ 4,165,297		R$ 4,165,297